UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, November 9, 2005
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: 355,874 (thousands)

List of Other Included Managers: None

No.   13F File Number    Name

                                Title of                Value      SH/PRN     SH/   PUT/   Investment            Voting Authority
Name of Issuer                  Class      CUSIP        (x1000)    Amount     PRN   CALL   Discretion Other   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX                      COM        00826T108      4,644    100,450    SH           Sole               100,450  0        0
AMERICAN INTL GROUP INC         COM        026874107      6,775    109,340    SH           Sole               109,340  0        0
ANALOG DEVICES INC              COM        032654105      5,579    150,220    SH           Sole               150,220  0        0
ATI TECHNOLOGIES INC            COM        001941103      6,191    444,140    SH           Sole               444,140  0        0
BOEING CO                       COM        097023105      8,470    124,650    SH           Sole               124,650  0        0
CENDANT CORP                    COM        151313103      6,317    306,050    SH           Sole               306,050  0        0
CISCO SYS INC                   COM        17275R102     11,433    637,990    SH           Sole               637,990  0        0
CITIGROUP INC                   COM        172967101     16,601    364,700    SH           Sole               364,700  0        0
COMCAST CORP NEW                CLA SPL    20030N200      8,544    296,890    SH           Sole               296,890  0        0
COMERICA INC                    COM        200340107      4,744     80,550    SH           Sole                80,550  0        0
COMPUTER ASSOCS INTL INC        COM        204912109         18        649    SH           Sole                   649  0        0
DELL INC                        COM        24702R101      8,035    234,930    SH           Sole               234,930  0        0
DEVON ENERGY CORP NEW           COM        25179M103      7,835    114,140    SH           Sole               114,140  0        0
EBAY INC                        COM        278642103      7,194    174,600    SH           Sole               174,600  0        0
LILLY ELI & CO                  COM        532457108     11,566    216,100    SH           Sole               216,100  0        0
E M C CORP MASS                 COM        268648102      5,321    411,230    SH           Sole               411,230  0        0
ENCANA CORP                     COM        292505104      8,076    138,500    SH           Sole               138,500  0        0
ENSCO INTL INC                  COM        26874Q100      3,753     80,550    SH           Sole                80,550  0        0
LAUDER ESTEE COS INC            CL A       518439104      6,461    185,490    SH           Sole               185,490  0        0
EXELON CORP                     COM        30161N101      4,137     77,410    SH           Sole                77,410  0        0
EXXON MOBIL CORP                COM        30231G102     16,487    259,480    SH           Sole               259,480  0        0
FEDERAL HOME LN MTG CORP        COM        313400301      8,095    143,370    SH           Sole               143,370  0        0
GENERAL ELEC CO                 COM        369604103     13,329    395,860    SH           Sole               395,860  0        0
HARTFORD FINL SVCS GROUP INC    COM        416515104      4,782     61,970    SH           Sole                61,970  0        0
HOME DEPOT INC                  COM        437076102      3,419     89,640    SH           Sole                89,640  0        0
INTEL CORP                      COM        458140100      5,879    238,480    SH           Sole               238,480  0        0
INTUIT                          COM        461202103      5,359    119,600    SH           Sole               119,600  0        0
JOHNSON CTLS INC                COM        478366107      5,971     96,230    SH           Sole                96,230  0        0
JPMORGAN & CHASE & CO           COM        46625H100      9,788    288,484    SH           Sole               288,484  0        0
LEXMARK INTL NEW                CL A       529771107      5,372     87,990    SH           Sole                87,990  0        0
LOCKHEED MARTIN CORP            COM        539830109      8,373    137,170    SH           Sole               137,170  0        0
MICROSOFT CORP                  COM        594918104      2,516     97,780    SH           Sole                97,780  0        0
PFIZER INC                      COM        717081103     15,190    608,325    SH           Sole               608,325  0        0
PG & E CORP                     COM        69331C108      6,180    157,440    SH           Sole               157,440  0        0
PLACER DOME INC                 COM        725906101      6,666    388,660    SH           Sole               388,660  0        0
PROCTER & GAMBLE CO             COM        742718109     11,101    186,700    SH           Sole               186,700  0        0
PROVIDIAN FINL CORP             COM        74406A102      5,616    317,670    SH           Sole               317,670  0        0
ROSS STORES INC                 COM        778296103      4,439    187,300    SH           Sole               187,300  0        0
SCHERING PLOUGH INC             COM        806605101     12,266    582,690    SH           Sole               582,690  0        0
SCIENTIFIC ATLANTA INC          COM        808655104      6,669    177,800    SH           Sole               177,800  0        0
SUNCOR ENERGY INC               COM        867229106      5,890     97,300    SH           Sole                97,300  0        0
TARGET CORP                     COM        87612E106      5,180     99,745    SH           Sole                99,745  0        0
TENET HEALTHCARE CORP           COM        88033G100      4,764    424,190    SH           Sole               424,190  0        0
TRANSOCEAN INC                  COM        G90078109      3,346     54,580    SH           Sole                54,580  0        0
VIACOM INC                      CL B       925524308      9,430    285,685    SH           Sole               285,685  0        0
WACHOVIA CORP 2ND NEW           COM        929903102      6,221    130,720    SH           Sole               130,720  0        0
WAL MART STORES INC             COM        931142103     11,575    264,160    SH           Sole               264,160  0        0
WALGREEN CO                     COM        931422109      5,779    133,010    SH           Sole               133,010  0        0
WENDY'S INTL INC                COM        950590109      4,500     99,665    SH           Sole                99,665  0        0

                                           TOTAL        355,874